Condensed Consolidated Interim Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Condensed Consolidated Interim Statements of Operations [Abstract]
Sales	$ 7,936	$ 3,690
Cost of sales	4,307	2,355
Gross profit	3,629	1,335
Operating expenses:
Research and development, net	825	1,473
Sales and marketing	1,483	2,163
General and administrative	1,145	2,133
Total operating expenses	3,453	5,769
Operating margin / (loss)	176	(4,434)
Financing expenses, net	(44)	(49)
Profit /(Loss) before income tax	$ 132	$ (4,483)
Taxes on income
Net Profit /(Loss)	$ 132	$ (4,483)
Net Profit (Loss) Per Share - Basic and Diluted	$ 0.01	$ (0.35)
Weighted Average Number of Ordinary Shares Outstanding - Basic and Diluted	15,541,306	12,763,218